Financial Instruments (Details) - 12 months ended Dec. 31, 2024 - Currency risk [member] - Hedges of net investment in foreign operations [member] - Storage Project [Member]
$ in Thousands, ₪ in Millions
		ILS (₪)	USD ($)
Disclosure of detailed information about financial instruments [line items]
Type of hedge	[1]	Foreign currency forward contracts
Project	[1]	PV+Storage
Amount receivable in transaction currency	[1]		$ 3,600
Amount payable in transaction currency | ₪	[1]	₪ 13.2
Expiration date	[1]	January 2025
Fair value	[1]		$ 10

[1]	Hedging transaction to hedge against the USD/NIS exchange rate, based on the schedule of payments to the main contractors of the projects.